Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 39,730	£ 43,139
Lease liabilities	498	517
Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	58,219	60,303
Lease liabilities	616	599
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,324	4,413
Lease liabilities	131	142
Within one year | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,359	5,426
Lease liabilities	155	161
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,319	4,253
Lease liabilities	103	109
Later than one year and not later than two years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,784	5,763
Lease liabilities	122	122
Between two and three years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,558	4,406
Lease liabilities	77	76
Between two and three years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,920	5,673
Lease liabilities	91	85
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,947	3,013
Lease liabilities	59	58
Between three and four years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,393	4,141
Lease liabilities	70	65
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,410	4,077
Lease liabilities	29	50
Between four and five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,600	5,494
Lease liabilities	38	54
Beyond five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	23,172	22,977
Lease liabilities	99	82
Beyond five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	35,163	33,806
Lease liabilities	£ 140	£ 112